Sales - Narrative (Details) - Forward contract m³ in Thousands, T in Thousands, MWh in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) m³ MWh T	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 89.9	$ 75.9	$ 42.2
Soybean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 2.0
Derivative notional amount | T	5,498
Wheat
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 5.1
Derivative notional amount | T	15,051
Corn
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 3.5
Derivative notional amount | T	16,112
Ethanol
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 21.5
Cubic meters of product | m³	34,905
Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 28.8
MWh of energy | MWh	543,795
Sugar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 26.1
Derivative notional amount | T	34,879